EQUIPMENT - Disclosure of property, plant and equipment (Details) - CAD ($)	12 Months Ended
	Nov. 30, 2020	Nov. 30, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 12,464
Ending balance	66,818	$ 12,464
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	14,181	0
Additions	61,162	14,173
Foreign currency translation adjustment	(3,990)	8
Ending balance	71,353	14,181
Accumulated Amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,717	0
Amortization	2,985	1,719
Foreign currency translation adjustment	(167)	(2)
Ending balance	4,535	1,717
Computer [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,253
Ending balance	550	1,253
Computer [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,726	0
Additions	0	1,720
Foreign currency translation adjustment	(42)	6
Ending balance	1,684	1,726
Computer [Member] | Accumulated Amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	473	0
Amortization	702	474
Foreign currency translation adjustment	(41)	(1)
Ending balance	1,134	473
Furniture [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	11,211
Ending balance	8,750	11,211
Furniture [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	12,455	0
Additions	0	12,453
Foreign currency translation adjustment	(304)	2
Ending balance	12,151	12,455
Furniture [Member] | Accumulated Amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,244	0
Amortization	2,283	1,245
Foreign currency translation adjustment	(126)	(1)
Ending balance	3,401	1,244
Demo Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0
Ending balance	57,518	0
Demo Equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0	0
Additions	61,162	0
Foreign currency translation adjustment	(3,644)	0
Ending balance	57,518	0
Demo Equipment [Member] | Accumulated Amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0	0
Amortization	0	0
Foreign currency translation adjustment	0	0
Ending balance	$ 0	$ 0